Expense Example - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIP Target Volatility Portfolio	Apr. 29, 2023 USD ($)
VIP Target Volatility Portfolio - Service Class
Expense Example:
1 year	$ 59
3 years	213
5 years	386
10 years	887
VIP Target Volatility Portfolio - Service Class 2
Expense Example:
1 year	75
3 years	260
5 years	468
10 years	$ 1,066